Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total		Santander UK Group Holdings plc [member]		Share Capital [member]	Share Capital [member] Santander UK Group Holdings plc [member]	Other Equity Instruments [member]	Other Equity Instruments [member] Santander UK Group Holdings plc [member]	Merger Reserve [member]	Other Reserves Available-For-Sale [member]	Other Reserves Cash Flow Hedging [member]	Other Reserves Currency Translation [member]	Retained Earnings [member]	[1]	Retained Earnings [member] Santander UK Group Holdings plc [member]		Total [member]	Non-Controlling Interests [member]
Beginning balance at Dec. 31, 2014	£ 13,562				£ 11,268		£ 800		£ (2,543)	£ (2)	£ 262	£ 13	£ 3,425				£ 13,223	£ 339
Profit after tax	962												914				914	48
Other comprehensive income, net of tax:
- Available-for-sale securities	54									54							54
- Cash flow hedges	(8)										(8)						(8)
- Pension remeasurement	230												229				229	1
- Currency translation on foreign operations	(5)											(5)					(5)
Total comprehensive income	1,233									54	(8)	(5)	1,143				1,184	49
Acquisition of subsidiary	109																	109
Capital reduction					(4,208)				£ 2,543				1,665
Issue of AT1 Capital Securities	745						745										745
Repurchase of non-controlling interests	(99)												(16)				(16)	(83)
Dividends on ordinary shares	(416)												(416)				(416)
Dividends on other equity instruments	(104)												(104)				(104)
Dividends on non-controlling interests	(23)																	(23)
Tax on non-controlling interests and other equity instruments	24												24				24
Ending balance at Dec. 31, 2015	15,031		£ 12,820		7,060	£ 7,060	1,545	£ 1,545		52	254	8	5,721		£ 4,215		14,640	391
Profit after tax	1,317		679	[2]									1,272		679	[2]	1,272	45
Other comprehensive income, net of tax:
- Available-for-sale securities	(4)									(4)							(4)
- Cash flow hedges	217										217						217
- Pension remeasurement	(395)												(395)				(395)
- Currency translation on foreign operations	(3)											(3)					(3)
Total comprehensive income	1,132									(4)	217	(3)	877				1,087	45
Repurchase of non-controlling interests	(7)																	(7)
Dividends on ordinary shares	(593)		(593)										(593)		(593)		(593)
Dividends on other equity instruments	(111)		(111)										(111)		(111)		(111)
Dividends on non-controlling interests	(30)																	(30)
Tax on non-controlling interests and other equity instruments	31		22										31		22		31
Ending balance at Dec. 31, 2016	15,453	[1]	12,817		7,060	7,060	1,545	1,545		48	471	5	5,925	[3]	4,212		15,054	399
Profit after tax	1,254		659	[2]									1,215		659	[2]	1,215	39
Other comprehensive income, net of tax:
- Available-for-sale securities	20									20							20
- Cash flow hedges	(243)										(243)						(243)
- Pension remeasurement	(77)												(77)				(77)
- Own credit adjustment	(22)												(22)				(22)
Total comprehensive income	932									20	(243)		1,116				893	39
Issue of AT1 Capital Securities	496		496				496	496									496
Dividends on ordinary shares	(553)		(553)										(553)		(553)		(553)
Dividends on other equity instruments	(135)		(135)										(135)		(135)		(135)
Dividends on non-controlling interests	(37)																	(37)
Tax on non-controlling interests and other equity instruments	46		26										46		26		46
Ending balance at Dec. 31, 2017	£ 16,202		£ 13,310		£ 7,060	£ 7,060	£ 2,041	£ 2,041		£ 68	£ 228	£ 5	£ 6,399		£ 4,209		£ 15,801	£ 401

[1]	Restated to reflect the change in accounting policy relating to business combinations between entities under common control, as described in Note 1.
[2]	Total comprehensive income comprises only the profit for the year; no statement of comprehensive income has been shown for the Company, as permitted by Section 408 of the UK Companies Act 2006.
[3]	The impact of the early adoption of IFRS 9 requirements for the presentation of gains and losses on such financial liabilities relating to own credit in other comprehensive income as described in Note 1, was £18m (net of tax).